Commitments and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Litigation [Line Items]
Operating lease commitments	$ 32,800
Outstanding capital commitments	244,917	$ 143,471
Short-term lease commitments and leases that have not yet commenced
Litigation [Line Items]
Operating lease commitments	$ 1,810